Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2014
Other Liabilities Disclosure [Abstract]
Accrued Expenses and Other Current Liabilities

NOTE 8 — ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following (in millions):

	December 31,
	2014	2013
Rebates, credits and discounts due to customers	$14.7	$13.8
Insurance	7.3	7.9
Taxes payable	6.2	9.4
Bonuses	5.5	5.5
Vacation pay	4.0	4.3
Employee benefit plans	3.1	3.7
Salaries and wages	2.5	3.2
Other	7.6	10.9

	$50.9	$58.7